Income taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Pension	$ 903	$ 2,100	$ 2,130
Postemployment benefits other than pensions	1,435	1,678	1,622
Tax carryforwards	760	663	821
Warranty reserves	313	358	338
Stock based compensation	320	281	232
Inventory	112	195	148
Allowance for credit losses	184	170	131
Post sale discounts	146	141	141
Deferred compensation	126	110	102
Other-net	524	491	537
Deferred income tax assets, Total	4,823	6,187	6,202
Deferred income tax liabilities:
Capital and intangible assets	(2,815)	(2,759)	(2,866)
Bond discount	(240)	(249)	(37)
Translation	(133)	(173)	(193)
Undistributed profits of non-U.S. subsidiaries	(90)	(128)	(215)
Deferred income tax liabilities, Total	(3,278)	(3,309)	(3,311)
Valuation allowance for deferred tax assets	(745)	(586)	(470)
Deferred income taxes-net	$ 800	$ 2,292	$ 2,421